Organization (Tables)	9 Months Ended
Sep. 30, 2022
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	950,267	1,521,208	213,848
Short-term investments	595,754	621,117	87,315
Accounts receivable, net	2,613,546	2,554,132	359,054
Licensed copyrights, net	669,672	600,254	84,382
Prepayments and other assets	3,027,691	2,021,051	284,115
Total current assets	7,856,930	7,317,762	1,028,714
Non-current assets:
Fixed assets, net	726,115	667,543	93,842
Long-term investments	1,987,678	2,042,245	287,094
Licensed copyrights, net	2,288,848	2,125,280	298,767
Produced content, net	10,425,514	12,217,492	1,717,508
Operating lease assets	697,965	606,199	85,218
Goodwill	2,412,989	2,412,989	339,213
Others	919,713	742,589	104,392
Total non-current assets	19,458,822	20,814,337	2,926,034
Total assets	27,315,752	28,132,099	3,954,748
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	5,068,907	3,809,380	535,514
Customer advances and deferred revenue	3,370,582	3,878,982	545,299
Short-term loans (i)	2,292,899	2,853,516	401,141
Operating lease liabilities, current portion	108,059	101,953	14,332
Accrued expenses and other liabilities	3,101,273	2,110,637	296,709
Total current liabilities	13,941,720	12,754,468	1,792,995
Non-current liabilities:
Operating lease liabilities	579,844	520,479	73,168
Other non-current liabilities	339,238	1,177,041	165,466
Total non-current liabilities	919,082	1,697,520	238,634
Amounts due to the Company and its subsidiaries	20,835,196	22,542,205	3,168,933
Total liabilities	35,695,998	36,994,193	5,200,562

	Nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
Total revenues	21,965,719	19,829,471	2,787,583
Net loss	(1,350,285)	(60,994)	(8,574)
Net cash provided by/(used for) operating activities	998,909	(53,075)	(7,461)
Net cash (used for)/ provided by investing activities	(1,392,676)	35,871	5,043
Net cash provided by financing activities	309,523	560,624	78,811

(i) In accordance with the arrangement as described in Note 7, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2021 and September 30, 2022, RMB708,195 and RMB498,195 (US$70,035), respectively, of the loan is repayable within one year and is included in “Short-term loans”, in the carrying amounts of the liabilities of the VIEs and VIEs’ subsidiaries.